DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Warrant Liability
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

The following table presents the details of the derivative warrant liability:

December 31,	2025	2024	2023

Stock price	$6.33	$8.39	$1.25
Exercise price range	$1.09 - $6.00	$1.52 -$8.39	$1.52
Expected life in years	3.07 - 4.77	3.93 - 4.93	5.00
Volatility	93.70% - 105.78%	88.05%	75.66%
Dividend yield	0%	0%	0%
Risk free interest rate	3.55%	2.93%	3.54%
Fair value of derivative warrant liability	$135,631,585	$35,750,607	$1,002,264
Number of warrants	29,253,826	8,298,912	1,786,000